INCOME TAX EXPENSES (Schedule of Reconciliation of Theoretical Tax Expense) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Income Tax Expenses
Profit before taxes on income, as reported in the income statements	₪ 99		₪ 27	₪ 19
Theoretical tax expense	23		6	4
Increase in tax resulting from disallowable deductions	4		4	5
Negative taxes (taxes on income) in respect of previous years	(34)	[1]	3	(7)
Temporary differences and utilization of tax losses for which no deferred income tax asset was recognized	(9)	[1]	(3)	(2)
Income tax expenses (income)	₪ (16)		₪ 10		[2]

[1]	See also note 25(e)(1)
[2]	Representing an amount of less than 1 million.